FINANCIAL INSTRUMENTS (Narrative) (Details) $ / shares in Units, $ / shares in Units, € in Thousands, ₪ in Thousands, £ in Thousands, $ in Thousands, $ in Thousands			12 Months Ended
	May 10, 2021 CAD ($) Shares shares	May 10, 2021 USD ($) Shares $ / shares	Dec. 31, 2021 CAD ($) Shares $ / shares shares	Dec. 31, 2020 CAD ($) Shares $ / shares shares	Dec. 31, 2021 EUR (€) Shares shares	Dec. 31, 2021 GBP (£) Shares shares	Dec. 31, 2021 ILS (₪) Shares shares	Dec. 31, 2021 USD ($) Shares shares	May 10, 2021 $ / shares	Feb. 12, 2021 $ / shares
Disclosure of detailed information about financial instruments [line items]
Exercise price of warrants exercisable | $ / shares			$ 1.3							$ 5.20
Net proceeds from private placement			$ 28,131	$ 0
Finance costs			$ 1,648	$ 20,504
Exercise price of compensation option | $ / shares			$ 2.43	$ 1.8
Number of share options granted in share-based payment arrangement | Shares			2,964,265	905,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares			$ 6.2	$ 4.24
Aggregate consideration to acquire preferred shares			$ 13	$ 1,347
Investments			2,429	2,341
Investments in unlisted shares measured at fair value			2,429
Outstanding balance of 2 loans			$ 2,710	$ 0
Number of shares issued | shares			68,217,894	39,765,799	68,217,894	68,217,894	68,217,894	68,217,894
Issuance of new warrants			$ 11,832
Fair value of the investments			2,429	$ 2,341
2019 Warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value of warrants				$ 16,540
Amount of warrant transferred in equity during the period			$ (611)
Number of warrants outstanding | Shares			0	9,729,264	0	0	0	0
(Gain) loss on revaluation			$ 15,929	$ (16,283)
2021 Warrant [Member]
Disclosure of detailed information about financial instruments [line items]
Term of warrants from date of issuance	5 years	5 years
Fair value of warrants			$ 6,022
Issuance expenses including FV of compensation units	$ 3,800
Number of warrants outstanding | Shares			3,043,478		3,043,478	3,043,478	3,043,478	3,043,478
(Gain) loss on revaluation			$ 5,810
Number of warrants issued for common shares | Shares	3,043,478	3,043,478
Number of common shares called by warrants | shares	3,043,478
Exercise price of warrants issued per common share | $ / shares		$ 7.2
Issuance of new warrants	$ 30,670
Warrant liability	11,832
2021 Warrant [Member] | Listed Warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Issuance expenses including FV of compensation units	1,296
2021 Warrant [Member] | Share Capital [Member]
Disclosure of detailed information about financial instruments [line items]
Issuance expenses including FV of compensation units	2,539
Overnight Marketed Offering [Member]
Disclosure of detailed information about financial instruments [line items]
Net proceeds from private placement	$ 42,502	$ 35,000
Number of share options granted in share-based payment arrangement | Shares	913,044	913,044
Number of shares issued | shares	6,086,956
Par value per share | $ / shares									$ 5.75
Number of warrants issued for common shares | Shares	456,522	456,522
Share-based compensation	$ 800
Currency risk [Member] | Cash And Cash Equivalent [Member] | EUR [Member]
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic			1,069		€ 742
Currency risk [Member] | Cash And Cash Equivalent [Member] | NIS [Member]
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic			6,845				₪ 16,718
Currency risk [Member] | Cash And Cash Equivalent [Member] | USD [Member]
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic			1,447					$ 1,136
Currency risk [Member] | Cash And Cash Equivalent [Member] | GBP [Member]
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic			$ 9			£ 2